Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Pay Versus Performance
							Value of
					Average	Average	Initial Fixed
	Summary		Summary	Compensation	Summary	Compensation	$100
	Compensation	Compensation	Compensation	Actually	Compensation	Actually	Investment
	Table Total	Actually	Table Total	Paid	Table Total	Paid	Total
Year	for First PEO[1]	Paid for First PEO[2]	for Second PEO[1]	for Second PEO[2]	for Non-PEO NEOs[3]	for Non-PEO NEOs[4]	Shareholder Return[5]	Net Income or Loss[6]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$ N/A	$ N/A	$813,000	$691,605	$581,000	$525,409	$0	$-14,438,000
2023	$ N/A	$ N/A	$1,277,100	$1,048,872	$328,723	$317,500	$1	$-12,300,047
2022	$533,822	$269,883	613,561	$460,933	$249,577	$216,433	$8	$-14,260,000

Named Executive Officers, Footnote [Text Block]

[1]	The dollar amounts reported in columns (b) represent the amounts of total compensation reported for Thomas Hallam, Ph.D. (our “First PEO”), who was as our principal executive officer or PEO for part of 2022, and J.D. Finley (our “Second PEO”), who was our PEO for part of 2022 and in 2023 and 2024, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Summary Compensation Table.”

Adjustment To PEO Compensation, Footnote [Text Block]

	Second PEO - J.D. Finley

	Summary Compensation Table - Total Compensation	(a)	$813,000
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$-66,285
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-55,111
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$691,605

(a)	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for the covered fiscal year.
(b)	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year. These equity award values are adjusted for the covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
(c)	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(d)	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(e)	For equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date;
(f)	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and

(g)	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 581,000		$ 328,723	$ 249,577
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 525,409		317,500	216,433
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	NEO Average
			2024
	Summary Compensation Table - Total Compensation	(a)	$581,000
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$-26,267
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-29,324
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$525,409

(a)	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for the covered fiscal year.

(b)	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year. These equity award values are adjusted for the covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
(c)	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(d)	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(e)	For equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date;
(f)	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and
(g)	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.

Compensation Actually Paid and Company TSR

Compensation Actually Paid and Company TSR

The following graph presents the alignment between the amount of compensation actually paid to PEOs, and the average amount of compensation actually paid to our Non-PEO NEOs with our TSR over the period presented in the Pay-Versus-Performance Table.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The following graph presents the alignment between the amount of compensation actually paid to our PEOs, and the average amount of compensation actually paid to our Non-PEO NEOs with our Net Income over the period presented in the Pay-Versus-Performance Table.

Total Shareholder Return Amount	[3]	$ 0		1	8
Net Income (Loss) Attributable to Parent	[4]	$ (14,438,000)		(12,300,047)	(14,260,000)
Additional 402(v) Disclosure

[2]	The dollar amounts reported in columns (c) represent the amounts of “compensation actually paid” to Thomas Hallam, Ph.D., and J.D. Finley, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts in columns (b) do not reflect the actual amounts of compensation earned or received by or paid to these two individuals during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to J.D. Finley’s total compensation reported in the Summary Compensation Table for the covered fiscal year to determine the “compensation actually paid” to him for such fiscal year:

JD Finley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	$ 813,000	[6]	1,277,100	613,561
PEO Actually Paid Compensation Amount	[7]	691,605		$ 1,048,872	460,933
JD Finley [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	0
JD Finley [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	0
JD Finley [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(66,285)
JD Finley [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	0
JD Finley [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(55,111)
JD Finley [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	$ 0
Thomas Hallam [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]				533,822
PEO Actually Paid Compensation Amount	[7]				$ 269,883
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Thomas Hallam
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		J.D. Finley		J.D. Finley	J.D. Finley
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[14]	$ 581,000
Non-PEO NEO Average Compensation Actually Paid Amount		525,409
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	0
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	(26,267)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]	(29,324)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[20]	$ 0

[1]	The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our Non-PEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. These amounts exclude Thomas Hallam, Ph.D., who served as PEO in 2022, and J.D. Finley, who served as PEO in 2022, 2023 and 2024. The names of each Non-PEO NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:
[2]	The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts reported in column (d) do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation reported in the Summary Compensation Table for the covered fiscal year to determine the “compensation actually paid” for such fiscal year:
[3]	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2021) by our share price at the beginning of the measurement period.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
[5]	The dollar amounts reported in columns (b) represent the amounts of total compensation reported for Thomas Hallam, Ph.D. (our “First PEO”), who was as our principal executive officer or PEO for part of 2022, and J.D. Finley (our “Second PEO”), who was our PEO for part of 2022 and in 2023 and 2024, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Summary Compensation Table.”
[6]	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for the covered fiscal year.
[7]	The dollar amounts reported in columns (c) represent the amounts of “compensation actually paid” to Thomas Hallam, Ph.D., and J.D. Finley, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts in columns (b) do not reflect the actual amounts of compensation earned or received by or paid to these two individuals during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to J.D. Finley’s total compensation reported in the Summary Compensation Table for the covered fiscal year to determine the “compensation actually paid” to him for such fiscal year:
[8]	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year. These equity award values are adjusted for the covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
[9]	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[10]	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[11]	For equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date;
[12]	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and
[13]	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.
[14]	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for the covered fiscal year.
[15]	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year. These equity award values are adjusted for the covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
[16]	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[17]	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[18]	For equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date;
[19]	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and
[20]	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.